Equity Award Plans	12 Months Ended
Dec. 31, 2013
Equity Award Plans

11. Equity Award Plans

We have operated under three equity award plans, our 2004 Stock Option Plan (“2004 Plan”), our 2008 Stock Plan (“2008 Plan”), and our 2013 Equity Incentive Plan (“2013 Plan”) (collectively, the “Plans”), which were adopted by the Board of Directors and approved by the stockholders in August 2004, February 2008, and August 2013, respectively.

Our 2008 Plan and 2013 Plan provide for the issuance of restricted stock and the granting of options and restricted stock units to our employees, officers, directors, and consultants. Our 2004 Plan only allowed for the issuance of stock options. Awards granted under the Plans vest over the periods determined by the Board of Directors, generally four years, and expire no more than ten years after the date of grant. In the case of an incentive stock option granted to an employee who at the time of grant owns stock representing more than 10% of the total combined voting power of all classes of stock, the exercise price shall be no less than 110% of the fair value per share on the date of grant, and expire five years from the date of grant. For options granted to any other employee, the per share exercise price shall be no less than 100% of the fair value per share on the date of grant. In the case of a non-statutory stock option and options granted to consultants, the per share exercise price shall be no less than 100% of the fair value per share on the date of grant. Stock that is purchased prior to vesting is subject to our right of repurchase at any time following termination of the participant for so long as such stock remains unvested.

A total of 11,015,257 shares of our common stock is reserved for future grants as of December 31, 2013 under the 2013 Plan. As of January 1, 2014, an additional 6,887,875 shares of common stock became available for future grants under our 2013 Plan pursuant to provisions thereof that automatically increase the share reserve under such plan each year.

We terminated our 2004 Plan in 2008 and terminated our 2008 Plan upon the completion of our IPO. Awards that were outstanding upon termination remained outstanding pursuant to their original terms.

Mandiant Equity Awards Issued in Acquisition

In connection with the Mandiant acquisition, we assumed stock options and restricted stock awards covering an aggregate of 4.6 million shares of our common stock. At the date of the acquisition, 2.1 million of the stock options were vested and its fair value was recorded as part of the purchase consideration. The fair value related to the assumed 2.5 million unvested stock options are recognized as post-combination compensation costs and is being recorded as post-combination compensation expense ratably over the respective remaining service periods.

2013 Employee Stock Purchase Plan

In August 2013, our board of directors adopted, and our stockholders approved, our ESPP. The ESPP became effective upon adoption.

The ESPP allows eligible employees to acquire shares of our common stock at 85% of the lower of the fair market value of our common stock on the first trading of each offering period or on the exercise date. Each offering period will be approximately twelve months starting on the first trading date on or after May 15 and November 15 of each year, except for the first offering period, which commenced on September 19, 2013 and will end on the first trading day on or after May 15, 2014. Participants may purchase shares of common stock through payroll deduction of up to 15% of their eligible compensation, subject to purchase limits of 3,000 shares for each normal purchase period or $25,000 worth of stock for each calendar year.

A total of 2,500,000 shares of our common stock is available for sales under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance on the first day of each fiscal year beginning in 2014, equal to the lesser of: 1% of the outstanding shares of our common stock on the first day of such fiscal year; 3,700,000 shares; or such other amount as may be determined by our board of directors. As of January 1, 2014, an additional 1,377,575 shares of common stock became available for future issuance under our ESPP pursuant to provisions thereof that automatically increase the share reserve under such plan each year.

Stock-Based Compensation

We record stock-based compensation based on fair value of stock options on grant date using the Black-Scholes option-pricing model. The fair value of restricted stock units and restricted stock awards equals the market value of the underlying stock on the date of grant. The ESPP is compensatory and results in compensation expense. We determine the fair value of common shares to be issued under the ESPP using the Black-Scholes option-pricing model. We recognize such compensation expense on a straight-line basis over the employee’s requisite service period. We determined valuation assumptions as follows:

Fair Value of Common Stock

Prior to our IPO, our Board of Directors considered numerous objective and subjective factors to determine the fair value of our common stock at each meeting at which awards were approved. These factors included, but were not limited to (i) contemporaneous third-party valuations of common stock; (ii) the rights and preferences of convertible preferred stock relative to common stock; (iii) the lack of marketability of common stock; (iv) developments in the business; and (v) the likelihood of achieving a liquidity event, such as an initial public offering or sale of the Company, given prevailing market conditions. After the completion of our IPO, we have been using the listed stock price on the date of grant as the fair value of our common stock.

Risk-Free Interest Rate

We base the risk-free interest rate used in the Black-Scholes option-pricing model on the implied yield available on U.S. Treasury zero-coupon issues with an equivalent expected term of the options for each option group.

Expected Term

The expected term represents the period that our stock-based awards are expected to be outstanding. We base the expected term assumption based on our historical behavior combined with estimates of post-vesting holding period.

Volatility

We determine the price volatility factor based on the historical volatilities of our peer group as we did not have sufficient trading history for our common stock.

Dividend Yield

The expected dividend assumption is based on our current expectations about our anticipated dividend policy.

The following table summarizes the assumptions used in the Black-Scholes option-pricing model to determine fair value of our stock options:

Year Ended December 31,
	2011	2012	2013

Fair value of common stock	$0.57 – $1.65	$1.65 – $5.44	$6.05 – $42.37
Risk-free interest rate	1.0% – 2.8%	0.2% – 3.4%	0.6% – 2.1%
Expected term (in years)	5 – 7	1 – 6	4 – 6
Volatility	51% – 52%	49% – 53%	46% – 54%
Dividend yield	—%	—%	—%

The following table summarizes the assumptions used in the Black-Scholes option-pricing model to determine fair value of our common shares to be issued under the ESPP:

	Year Ended December 31,
	2012	2013
Fair value of common stock	NA	$20.00
Risk-free interest rate	NA	0.1%
Expected term (in years)	NA	0.7 – 1.2
Volatility	NA	42% – 45%
Dividend yield	NA	—%

Total stock-based compensation expense related to stock options, restricted stock units and awards, and ESPP, is included in the consolidated statements of operations as follows (in thousands):

	Years Ended December 31,
	2011	2012	2013
Cost of product revenue	$31	$115	$469
Cost of subscription and services revenue	8	55	2,341
Research and development	148	1,465	6,958
Sales and marketing	360	1,672	10,748
General and administrative	168	3,536	8,342

Total	$715	$6,843	$28,858

As of December 31, 2013, total compensation cost related to stock-based awards not yet recognized was $198.2 million, net of estimated forfeitures, respectively. Stock-based compensation cost is expected to be amortized on a straight-line basis over the weighted-average remaining vesting period of approximately 3 years.

During the year ended December 31, 2012, we modified the terms of certain stock-based awards for former employees and recorded $292,000 of additional compensation expense within general and administrative and sales and marketing expenses.

Stock Option Activity

A summary of the activity for our stock option changes and a summary of information related to options exercisable, vested, and expected to vest are presented below (in thousands, except per share and contractual life amounts and years):

		Options Outstanding
	Shares Available for Grant	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Grant Date Fair Value Per Share	Weighted- Average Contractual Life (years)	Aggregate Intrinsic Value
Balance—December 31, 2010	5,271	7,605	$0.07		8.7	$12
Additional shares authorized	2,858
Restricted stock awards and units granted	—	—	—
Option granted	(8,089)	8,089	$0.72	$0.44
Options exercised	—	(816)	$0.22			$547
Options canceled	167	(167)	$0.37

Balance—December 31, 2011	207	14,711	$0.42		8.6	$11,227
Additional shares authorized	16,308
Restricted stock awards and units granted	(2,335)
Repurchases	24
Option granted	(11,341)	11,341	1.92	$1.35
Options exercised	—	(7,472)	1.27			$6,682
Options canceled	1,244	(1,244)	1.06

Balance—December 31, 2012	4,107	17,336	0.98		8.3	$77,250
Additional shares authorized	20,413
Restricted stock awards and units granted	(1,949)
Restricted stock awards and units forfeited	173
Option granted	(13,182)	13,182	$9.57	$5.71
Options exercised	—	(6,222)	$0.88			$41,599
Options canceled	1,453	(1,453)	$3.60
Options assumed in acquisition	—	4,579	$5.93

Balance—December 31, 2013	11,015	27,422	$5.82		8.3	$1,036,224

Options vested and expected to vest—December 31, 2013		25,905	$5.64		8.2	$983,507

Options exercisable—December 31, 2013		8,673	$1.59		6.7	$364,420

Additional information regarding options outstanding as of December 31, 2013 is as follows (in thousands, except per share data and years):

	Options Outstanding			Options Exercisable
Exercise Price Range	Number of Shares	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price	Number of Shares	Weighted- Average Exercise Price
$ 0.06 – $ 0.06	22	2.7	$0.06	22	$0.06
$ 0.07 – $ 0.07	3,045	6.2	$0.07	2,926	$0.07
$ 0.11 – $ 0.95	3,021	5.9	$0.55	2,392	$0.54
$ 1.06 – $ 1.65	3,695	7.9	$1.47	1,497	$1.45
$ 2.48 – $ 4.68	1,946	8.5	$3.03	553	$3.06
$ 5.44 – $ 5.44	3,664	8.9	$5.44	312	$5.44
$ 6.61 – $ 7.92	2,100	8.2	$7.03	970	$6.91
$ 7.93 – $ 7.93	3,633	9.3	$7.93	—	$7.93
$ 8.09 – $10.25	3,746	9.5	$9.59	—	$—
$13.00 – $13.00	1,756	9.6	$13.00	1	$13.00
$20.00 – $20.00	367	9.7	$20.00	—	$—
$38.33 – $38.86	328	9.9	$38.52	—	$—
$42.37 – $42.37	99	9.8	$42.37	—	$—

$ 0.06 – $42.37	27,422	8.3	$5.82	8,673	$1.59

Restricted Common Stock, Restricted Stock Award (“RSA”) and Restricted Stock Unit (“RSU”) Activity

A summary of information related to restricted stock awards, restricted stock units and restricted common stock are presented below (in thousands, except per share data and years):

	Number of Shares
	In the Plans	Outside of the Plans	Weighted- Average Grant- Date Fair Value Per Share	Weighted- Average Contractual Life (years)	Aggregate Intrinsic Value
Unvested balance—December 31, 2010	—	—
Granted outside of the Plans	—	1,220	$0.47
Vested	—	—
Canceled/forfeited	—	—

Unvested balance—December 31, 2011	—	1,220
Granted	2,335		$2.31
Granted outside of the Plans	—	352	$5.44
Vested	(440)	(458)
Canceled/forfeited	—	—

Unvested balance—December 31, 2012	1,895	1,114
Granted	1,949	—	$31.59
Vested	(1,509)	(606)
Canceled/forfeited	(262)	—
Granted in connection with acquisitions	—	1,021	$37.65

Unvested balance—December 31, 2013	2,073	1,529		1.7	$157,108

Expected to vest—December 31, 2013	1,844	1,361		1.7	139,773

During the year ended December 31, 2013, we granted restricted stock units and restricted stock awards covering an aggregate of 565,500 shares of common stock to certain employees which vest upon the achievement of certain performance conditions, subject to the employees’ continued service relationship with the Company, and the completion of the Company’s initial public offering by December 31, 2014. 60,000 shares were subsequently forfeited to the Company. The grant date fair value of the restricted stock units was approximately $4.0 million, or $7.01 per share. In 2013, we recognized $1.1 million, a cumulative lump sum charge, equal to the compensation costs associated with requisite services that had been rendered as of December 31, 2013, as the performance condition was achieved. As of December 31, 2013, all restricted stock units were subject to forfeiture.

In December 2013, we granted 1,274,938 shares of restricted stock units to certain employees which vest upon the achievement of certain performance conditions, subject to the employees’ continued service relationship with the Company. The grant date fair value of the restricted stock units was approximately $55.7 million, or $43.69 per share. As of December 31, 2013, we did not recognize any compensation expense, as we concluded that it is not probable that the performance conditions will be achieved.

We will reassess the probability of vesting at each reporting period and adjust our compensation cost based on the probability assessment.

Restricted Stock Outside of the Plans

In July and August 2011, we issued and sold an aggregate of 1,220,498 shares of restricted common stock to a then new key executive for an aggregate amount equal to approximately $696,000. The shares had a purchase price per share equal to $0.57, and vest over four years, with 25% of the shares vesting on the first anniversary of the applicable vesting commencement date and 1/48 of the shares vesting monthly thereafter, subject to the employee’s continued service relationship with the Company on each applicable vesting date. The shares are subject to the terms and conditions of our 2008 Plan (even though the shares were issued outside of the shares reserved for issuance under the 2008 Plan) and the applicable stock purchase agreement. As of December 31, 2012 and 2013, 762,812 and 457,687 shares were subject to a repurchase right held by us at the original issuance price. As such, $435,000 and $260,000 were recorded in proceeds from early exercises of stock awards on the consolidated balance sheets as of December 31, 2012 and 2013, respectively.

In December 2012, we issued 351,953 shares of restricted common stock at $5.44 per share to certain employees which vest upon achievement of certain performance conditions as well as maximum two-year service with us from the acquisition date. As of December 31, 2013, 175,977 shares are subject to forfeiture.

In September 2013, we issued 222,500 shares of restricted common stock at $16.00 per share to certain employees of which 50,000 shares are considered as purchase consideration, and the rest vest upon achievement of certain performance as well as maximum two-year and one month’ service with us from the acquisition date. As of December 31, 2013, 98,326 shares are subject to forfeiture.

In connection with our acquisition of Mandiant in December 2013, we issued to former holders of Mandiant restricted stock an aggregate of 797,698 shares of our restricted stock at a value of $43.69 per share. The restricted stock awards continue to have the same terms and conditions as set forth in the original restricted stock award agreements, and will vest over the weighted-average remaining vesting period of approximately two years. As of December 31, 2013, 797,698 shares were subject to forfeiture.